CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,244,705)	$ (3,617,950)	$ (8,319,537)	$ (8,960,215)	$ (134,150,195)
Items not affecting cash:
Depreciation	39,172	50,083	80,327	106,563	1,356,740
Stock-based compensation	41,053	138,077	1,190,487	683,046	22,736,369
Fair value adjustment of asset backed commercial paper					2,332,531
Escrow shares compensation					2,001,832
Mineral property interest paid in stock and warrants					4,052,698
Loss from equity investee	189,507	645,264	492,113	1,289,608	4,410,742
Interest expense	55,344	34,338	107,520	59,970	332,479
Deferred income tax recovery	(539,007)	(2,257,762)	(1,378,007)	(3,074,762)	(6,905,303)
Gain on sale of mineral property interest		(125,916)	(104,914)	(125,916)	(1,679,437)
Impairment of mineral property interests					531,005
Gain on sale of investments		(2,148,021)		(2,148,021)	(3,326,275)
Other items not affecting cash	155,371	(34,338)	105,420	(51,509)	150,837
Changes in assets and liabilities:
Receivables	(30,793)	(100,139)	261,657	67,675	(68,396)
Prepaid expenses	136,115	304,331	339,681	480,155	(510,880)
Other assets	(32,502)		(32,502)		(32,502)
Accounts payable and accrued liabilities	(1,245,880)	1,349,132	(1,193,830)	1,239,707	318,664
Net cash used in operating activities	(4,476,325)	(5,762,901)	(8,451,585)	(10,433,699)	(108,449,091)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock		48,356	1,628,583	401,850	131,003,994
Share issue costs			(108,058)		(4,866,271)
Net cash provided by financing activities		48,356	1,520,525	401,850	126,137,723
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition of PacMag Metals Limited					837,263
Mineral property interest	(100,000)	30,797	(2,210,000)		(3,204,610)
Reclamation deposits	32,502	(62,819)		(62,819)	(211,188)
Short term investments	5,076,271		5,076,271
Purchase of asset backed commercial paper					(4,031,122)
Acquisition of PacMag Metals Limited					(7,465,495)
Acquisition of equipment		(36,017)	(17,307)	(200,267)	(2,105,026)
Proceeds from sale of mineral property interest		125,916	104,914	125,916	1,596,305
Proceeds from sale of investments		3,174,208		3,174,208	5,734,895
Net cash provided by (used in) investing activities	5,008,773	3,232,085	2,953,878	3,037,038	(8,848,978)
Effect of foreign currency translation on cash and cash equivalents	(288,263)	498,708	(14,754)	977,312	1,680,608
Change in cash and cash equivalents during the period	244,185	(1,983,752)	(3,991,936)	(6,017,499)	10,520,262
Cash and cash equivalents, beginning of period	10,276,077	17,262,422	14,512,198	21,296,169
Cash and cash equivalents, end of period	10,520,262	15,278,670	10,520,262	15,278,670	10,520,262
Cash paid for interest during the period
Cash paid for income taxes during the period